Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ (22,201,000)	$ (12,417,000)
Increase in valuation allowance	9,800,000
Net operating loss carry forward for federal income tax purpose	66,400,000
Net opertaing loss carryforward for state income tax purpose	65,300,000
Deferred tax assets, research and development costs	835,000	835,000
Unrecognized tax benefits, interest and penalties	$ 0	$ 0
Tax credit, investment, percent	1.32%
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward subject to expiration	$ 18,100,000
Net opertaing loss carry forward not subject to expiration	$ 48,300,000
Operating loss carry forwards expiration year	2035
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards expiration year	2030
2035 [Member] | Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets, research and development costs	$ 2,300,000
2030 [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets, research and development costs	$ 1,100,000